SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Net (loss)/income	$ 165,993	¥ 1,155,611	¥ 1,579,810	[1]	¥ (188,074)	[1]
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustment	234	1,626	7,737		(17,979)
Unrealized (losses)/gains on available-for-sale investments	551	3,839	(2,414)		(411)
Comprehensive (loss)/income	166,778	1,161,076	1,585,133		(206,464)
Other comprehensive (loss)/income, tax		0	0		0
Reportable Legal Entities | Parent Company
SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Net (loss)/income	165,993	1,155,611	1,579,810		(188,074)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustment	234	1,626	7,737		(17,979)
Unrealized (losses)/gains on available-for-sale investments	551	3,839	(2,414)		(411)
Comprehensive (loss)/income	$ 166,778	1,161,076	1,585,133		(206,464)
Other comprehensive (loss)/income, tax		¥ 0	¥ 0		¥ 0

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.